Deferred tax asset (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Tax Asset Tables
Schedule of deferred tax assets temporary differences
	As at December 31,
	2016	2017
	RMB’000	RMB’000

Allowance for expected credit loss	-	645
Total	-	645

Schedule of allowance for expected credit loss
	Allowance for expected credit loss	Total
	RMB’000	RMB’000
Movements
At January 1, 2016 and December 31, 2016	-	-
Charged to Statement of Comprehensive Income	645	645
At December 31, 2017	645	645